Share Capital, Reserves and Accumulated Deficit	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves and Accumulated Deficit [Abstract]
SHARE CAPITAL, RESERVES AND ACCUMULATED DEFICIT
NOTE 13:	SHARE CAPITAL, RESERVES AND ACCUMULATED DEFICIT

a.	The Company’s Ordinary shares of NIS 0.1 par value are traded on the TASE. The Company’s ADSs are listed for trading on the Nasdaq Capital Market in the U.S. Each ADS consist of 100 Company’s Ordinary shares.

Ordinary shares confer upon their holders voting rights and right to participate in the shareholders’ meeting, right to receive dividends and the right to participate in the excess of assets upon liquidation of the Company.

b.	The Company’s authorized share capital is 1,450,000,000 Ordinary Shares.

c.

On August 14, 2024, the Company issued 150,000,000 ordinary shares and warrants to purchase 150,000,000 ordinary shares, in a fund-raising round of US$1,500 thousand. In the fund-raising participated one of Companies related party.

The consideration received from the issuance of different financial instruments in a single transaction is attributed initially to financial liabilities that are measured at each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value and the remaining amount is recognized as equity component. At the closing, the fair value of the Warrants was greater than the gross proceeds received. Therefore, the entire consideration was allocated to the Warrants liability and no consideration has been allocated to equity component, except for a sorting between Share Capital and Additional Paid In Capital, in the amount of $4,020 thousand, representing the 150,000,000 ordinary shares issued. As a result, applicable issuance costs of $ 71 thousand have been recorded as an expense under financing expenses. See note 12 regarding the measurement of the warrants liability.

d.	On August 14, 2024, the Company issued 186,479,027 ordinary shares as part of the Transaction, see also Note 5.